Capital Stock	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Capital Stock
Capital Stock

SFC has two classes of authorized capital stock: special stock and common stock. SFC may issue special stock in series. The board of directors determines the dividend, liquidation, redemption, conversion, voting and other rights prior to issuance.

Par value and shares authorized at December 31, 2015 were as follows:

	Special Stock	Common Stock

Par value	$—	$0.50
Shares authorized	25,000,000	25,000,000

Shares issued and outstanding were as follows:

	Special Stock		Common Stock
December 31,	2015	2014	2015	2014

Shares issued and outstanding	—	—	10,160,020	10,160,020

During January and July of 2014 and 2013, SFC received capital contributions from SFI of $11 million to satisfy interest payments required by SFC’s debenture due in January and July of 2014 and 2013, respectively.

On July 31, 2014, SFI made a capital contribution to SFC, consisting of 100 shares of the common stock, par value of $0.01 per share, of SAC representing all of the issued and outstanding shares of capital stock of SAC.